Summary of Significant Accounting Policies - Summary Of Previously Reported Unaudited Condensed Balance Sheet (Details) - USD ($)	Sep. 30, 2021	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 04, 2021	Dec. 31, 2020		Dec. 21, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	$ 346,283,633		$ 346,622,172	$ 346,801,623	$ 346,880,911	$ 43,309
Total Liabilities	23,530,252		28,533,605	26,267,320	25,770,690	33,000
Class A ordinary shares subject to possible redemption			345,000,000	345,000,000	345,000,000
Common stock value				863
Additional paid-in capital						24,137
Accumulated deficit	(22,247,482)		(26,912,297)	(24,466,560)	(23,890,642)	(14,691)
Total Shareholders' Equity (Deficit)	(22,246,619)		(26,911,434)	(24,465,697)	(23,889,779)	10,309		$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity	346,283,633		346,622,172	346,801,623	346,880,911	43,309
Class A Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	345,000,000
Common stock value
Total Shareholders' Equity (Deficit)	0		0	0		0		0
Class B Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value	863		863		863	863	[1],[2]
Total Shareholders' Equity (Deficit)	$ 863		863	863		$ 863		$ 0
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets		$ 53,575,458	346,622,172	346,801,623	346,880,911
Total Liabilities		24,731,695	28,533,605	26,267,320	25,770,690
Class A ordinary shares subject to possible redemption			313,088,560	315,534,300	316,110,220
Additional paid-in capital			8,618,370	6,172,654	5,543,115
Accumulated deficit		(187,370,442)	(3,619,545)	(1,173,808)	(544,266)
Total Shareholders' Equity (Deficit)		(52,679,378)	5,000,007	5,000,003	5,000,001
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity		53,575,458	346,622,172	346,801,623	346,880,911
As Reported | Class A Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value			319	294	289
As Reported | Class B Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value			863	863	863
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets		555,977
Total Liabilities		992,659
Class A ordinary shares subject to possible redemption			31,911,440	29,465,700	28,889,780
Additional paid-in capital			(8,618,370)	(6,172,654)	(5,543,115)
Accumulated deficit		(436,682)	(23,292,752)	(23,292,752)	(23,346,376)
Total Shareholders' Equity (Deficit)		(436,682)	(31,911,441)	(29,465,700)	(28,889,780)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity		$ 555,977
Adjustment | Class A Ordinary Shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock value			$ (319)	$ (294)	$ (289)

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the share dividend of Class B ordinary shares on January 14, 2021, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding on January 14, 2021; and (ii) the share dividend of Class B ordinary shares on March 1, 2021, resulting in 8,625,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividends (Notes 4 and 7).
[2]	This number includes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (Note 4).